INCOME TAXES - Temporary Differences Asset (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ 430	$ 189
Investments	(10)	130
Insurance-related liabilities	192	(371)
Other policyholder funds	63	60
Deferred policy acquisition costs	(357)	(77)
Tax credit carryforwards	102	15
Bermuda corporate income tax	457	399
Value of business acquired and other intangible assets	81	65
Reinsurance recoverables	(219)	347
Other	(52)	3
Total deferred tax asset	$ 687	$ 760